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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    Menno Insurance Service d/b/a MMA Capital Management
Address: 1110 North Main Street
         Goshen
         Indiana 46528

Form 13F File Number: 28-6988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Howard L. Brenneman
Title: President
Phone: 219/533-9511

Signature, Place, and Date of Signing:

/s/ Howard L. Brenneman      Goshen, IN            8/3/00
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-____________          _____________________________
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            -0-

Form 13F Information Table Entry Total:   211,658,013.91

Form 13F Information Table Value Total:  $212,361,631.00
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______        28-______________                 ___________________

     [Repeat as necessary.]

MENNO INSURANCE SERVICE




                                       Title of                           Market                 Investment
Issuer                                  Class          Cusip              Value       Shares     Discretion   Voting     Authority
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                              Common          001957109        2214789.42      69619    Sole          Sole      69619
Agilent Technologies Inc               Common          00846U101        1295423.99    17565.1    Sole          Sole      17565.07
Air Products & Chemicals Inc           Common          009158106           1188850      38350    Sole          Sole      38350
Albertson's Inc                        Common          013104104           4904375     147500    Sole          Sole      147500
Allstate Corp                          Common          020002101           3744675     168300    Sole          Sole      168300
Altera Corporation                     Common          021441100         1957209.6      19200    Sole          Sole      19200
Alza Corp                              Common          022615108        5866678.21      99225    Sole          Sole      99225
American Home Products Corp            Common          026609107            211500       3600    Sole          Sole      3600
Anadarko Petroleum Corp                Common          032511107         3496984.5      70825    Sole          Sole      70825
Applied Materials                      Common          038222105        1588203.13      17525    Sole          Sole      17525
BP Amoco PLC                           Common          055622104        5280394.67      93252    Sole          Sole      93252
Bank of America Corp                   Common          060505104        2417939.43      55745    Sole          Sole      55745
Bank One Corp                          Common          06423A103        2184116.18      82224    Sole          Sole      82224
Biomet Inc                             Common          090613100         2725254.2      70900    Sole          Sole      70900
Boston Scientific Corp                 Common          101137107         3865475.6     176200    Sole          Sole      176200
Bristol-Myers Squibb Co                Common          110122108        1524227.75      26167    Sole          Sole      26167
Broadwing Inc                          Common          111620100        3873613.41     148625    Sole          Sole      148625
Chubb Corp                             Common          171232101         3510112.5      57075    Sole          Sole      57075
Cisco Systems Inc                      Common          17275R102        5690159.77      89520    Sole          Sole      89520
Citigroup Inc                          Common          172967101        1917999.93      31735    Sole          Sole      31735
Compaq Computer Corp                   Common          204493100        2121729.01      83000    Sole          Sole      83000
Dollar General Corp                    Common          256669102        2435550.06     124900    Sole          Sole      124900
Duke-Weeks Realty Corp                 Common          264411505          351287.5      15700    Sole          Sole      15700
EMC Corp / Mass                        Common          268648102           1265110      16430    Sole          Sole      16430
Ensco International                    Common          26874Q100         434087.56      12100    Sole          Sole      12100
El Paso Energy Corp Delaware           Common          283905107         2312585.2      45400    Sole          Sole      45400
Electronics for Imaging, Inc.          Common          286082102        1950366.67      77050    Sole          Sole      77050
Emerson Electric Co                    Common          291011104        3106293.84      51450    Sole          Sole      51450

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

                                       Title of                           Market                 Investment
Issuer                                  Class          Cusip              Value       Shares     Discretion   Voting     Authority
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           <S
Fastenal Company                       Common          311900104        3014718.75      59550    Sole          Sole      59550
Federal Home Loan Mortgage             Common          313400301         3808822.5      94045    Sole          Sole      94045
Federal National Mortgage Assn         Common          313586109        4139266.18      79125    Sole          Sole      79125
Fifth Third Bancorp                    Common          316773100           1897500      30000    Sole          Sole      30000
First Data Corp                        Common          319963104        2308803.16      46525    Sole          Sole      46525
Gannett Co                             Common          364730101        1591025.83      26600    Sole          Sole      26600
Gillette Company                       Common          375766102         2220309.9      63550    Sole          Sole      63550
Hewlett Packard Co                     Common          428236103        5759859.54      46125    Sole          Sole      46125
Home Depot Inc                         Common          437076102          908472.1      18192    Sole          Sole      18192
Intel Corp                             Common          458140100        3709173.56      27745    Sole          Sole      27745
Ionics Inc                             Common          462218108           2392725      78450    Sole          Sole      78450
JDS Uniphase                           Common          46612J101           3044825      25400    Sole          Sole      25400
Johnson & Johnson                      Common          478160104        3301259.53      32405    Sole          Sole      32405
Kimberly-Clark Corp                    Common          494368103        3188615.66      55575    Sole          Sole      55575
Lowe's Companies                       Common          548661107        2425149.44      58880    Sole          Sole      58880
Lucent Technologies Inc                Common          549463107         3812052.5      64886    Sole          Sole      64886
Masco Corp                             Common          574599106         2317031.4     128275    Sole          Sole      128275
Merck & Co Inc                         Common          589331107        3468737.16      45269    Sole          Sole      45269
Microsoft Corp                         Common          594918104           4616000      57700    Sole          Sole      57700
Minnesota Mining & Mfg Co              Common          604059105        1866268.16      22570    Sole          Sole      22570
Newell Rubbermaid, Inc                 Common          651229106         1619932.5      62910    Sole          Sole      62910
Nortel Networks Corp                   Common          656568102         1260412.5      18300    Sole          Sole      18300
Pepsico Inc                            Common          713448108        5646958.85     127075    Sole          Sole      127075
Petroleum Geo-Services                 Common          716597109        2875968.66     168550    Sole          Sole      168550
Pfizer Inc                             Common          717081103           1282380    26716.3    Sole          Sole      26716.25
Pitney Bowes Inc                       Common          724479100           4470000     111750    Sole          Sole      111750
Procter & Gamble Co                    Common          742718109           3268975      57100    Sole          Sole      57100
Qualcomm Inc                           Common          747525103            484500       8075    Sole          Sole      8075
R & B Falcon Corp                      Common          74912E101        5310511.15     225375    Sole          Sole      225375

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
                                       Title of                           Market                 Investment
Issuer                                  Class          Cusip              Value       Shares     Discretion   Voting     Authority
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                 Common          78387G103        3623355.26      83777    Sole          Sole      83777
St Jude Medical Inc                    Common          790849103        3317909.42      72325    Sole          Sole      72325
Sara Lee Corp                          Common          803111103         2020016.7     105275    Sole          Sole      105275
Scientific-Atlanta Inc                 Common          808655104           4216700      56600    Sole          Sole      56600
Sigma Aldrich Corp                     Common          826552101           1085175      37100    Sole          Sole      37100
Sonoco Products                        Common          835495102         225041.54      10944    Sole          Sole      10944
Sun Microsystems Inc                   Common          866810104        1520938.05      16725    Sole          Sole      16725
Target Corp                            Common          87612E106           2089450      36025    Sole          Sole      36025
Tellabs, Inc                           Common          879664100           4893317      71500    Sole          Sole      71500
Texas Instruments Inc                  Common          882508104         3523694.4      51300    Sole          Sole      51300
Thomas & Betts Corp                    Common          884315102        1825481.33      95450    Sole          Sole      95450
Wabash National Corp                   Common          929566107         2948089.1     246950    Sole          Sole      246950
Wal Mart Stores                        Common          931142103        1099604.01      19270    Sole          Sole      19270
Wells Fargo Company                    Common          949746101        3600206.25      91725    Sole          Sole      91725
Willamette Industries                  Common          969133107        2360531.25      86625    Sole          Sole      86625
Williams Companies Inc                 Common          969457100         4961914.2     119025    Sole          Sole      119025
WorldCom Inc                           Common          98157D106        4478638.94      97627    Sole          Sole      97627
Xerox Corp                             Common          984121103         2017995.3      99345    Sole          Sole      99345
Transocean Sedco Forex Inc             Common          G90078109           2404710      45000    Sole          Sole      45000
Aggregate Total                                                          212361631    5250771




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Wednesday, August 02, 2000                                           Page 3 of 3